Note 12 - Related Party Transactions (Details Textual) - Emory [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ongoing Patent Cost Reimbursements [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 113,914	$ 179,958	$ 98,042
Research Agreements [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 0	$ 252,478